EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 53	$ 64
Interest cost	2,231	1,236
Expected return on plan assets	(3,307)	(2,819)
Amortization of:
Net (benefit) loss	(145)	0
Prior service (benefit)	0	0
Curtailments, settlements and terminations, net	0	0
Foreign exchange and other	0	0
Net periodic cost (benefit)	(1,168)	(1,519)
Pension Plan | International Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	1,294	1,162
Interest cost	2,910	2,175
Expected return on plan assets	(2,048)	(1,916)
Amortization of:
Net (benefit) loss	(531)	569
Prior service (benefit)	(158)	(197)
Curtailments, settlements and terminations, net	1,621	(1,230)
Foreign exchange and other	(46)	(179)
Net periodic cost (benefit)	3,042	384
OPRB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	1
Interest cost	173	111
Expected return on plan assets	0	0
Amortization of:
Net (benefit) loss	(77)	0
Prior service (benefit)	0	0
Curtailments, settlements and terminations, net	0	0
Foreign exchange and other	0	0
Net periodic cost (benefit)	$ 96	$ 112